STOCK OPTIONS (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended			1 Months Ended
	Jul. 21, 2009	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2012	Oct. 31, 2007 Common Stock [Member]	Nov. 30, 2004 Two Thousand and Four Stock Option Plan [Member]	Nov. 30, 2004 Two Thousand and Four Stock Option Plan [Member] Common Stock [Member]	Jun. 06, 2006 Two Thousand and Five Stock Option Plan [Member]	Jun. 06, 2006 Two Thousand and Five Stock Option Plan [Member] Common Stock [Member]	Jul. 21, 2009 Two Thousand and Nine Stock Option Plan [Member]	Jul. 21, 2009 Two Thousand and Nine Stock Option Plan [Member] Common Stock [Member]	Sep. 27, 2011 Two Thousand and Eleven Omnibus Incentive Plan [Member]	Sep. 27, 2011 Two Thousand and Eleven Omnibus Incentive Plan [Member] Common Stock [Member]	Sep. 27, 2011 Two Thousand and Eleven Omnibus Incentive Plan [Member] Common Stock [Member] Less Than Twelve Months [Member]	Sep. 27, 2011 Two Thousand and Eleven Omnibus Incentive Plan [Member] Common Stock [Member] More Than Twelve Months [Member]
Granted Number of Options		17,740,000	850,000	11,075,000			100,000	2,381,525	100,000	5,600,000		358,101		4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent							85.00%		85.00%
Common Stock, Capital Shares Reserved for Future Issuance			250,173,570	198,100,817	287,038,332	59,228,334					20,000,000		20,000,000
Share Based Compensation Stock Options Shares Eligible For Individual			500,000,000	500,000,000	500,000,000						6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 months		6 years 9 months								10 years
Incentive Fee, Amount Paid															$ 2,500,000	$ 2,000,000
Fair Value Of Options Granted			103,125
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 759,000		$ 2,250,000